American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Mid Cap Equity ETF (AVMC)
November 30, 2025

Avantis U.S. Mid Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 2.1%
ATI, Inc.(1)	6,154	620,323
Axon Enterprise, Inc.(1)	267	144,217
BWX Technologies, Inc.	4,075	728,936
Curtiss-Wright Corp.	1,382	779,849
Howmet Aerospace, Inc.	5,937	1,214,651
Huntington Ingalls Industries, Inc.	1,348	422,760
Leonardo DRS, Inc.	56	1,913
Textron, Inc.	6,308	524,573
Woodward, Inc.	2,253	675,968
		5,113,190
Air Freight and Logistics — 0.6%
CH Robinson Worldwide, Inc.	3,853	612,126
Expeditors International of Washington, Inc.	6,122	899,322
		1,511,448
Automobile Components — 0.7%
Aptiv PLC(1)	10,388	805,589
Autoliv, Inc.	3,401	401,284
BorgWarner, Inc.	10,591	456,049
Lear Corp.	1,111	119,277
		1,782,199
Automobiles — 0.5%
Ford Motor Co.	56,843	754,875
Lucid Group, Inc.(1)(2)	2,904	39,582
Rivian Automotive, Inc., Class A(1)	31,740	535,136
		1,329,593
Banks — 4.1%
Bank OZK	587	27,014
BOK Financial Corp.	921	103,723
Citizens Financial Group, Inc.	17,885	967,579
Columbia Banking System, Inc.	4,793	132,862
Comerica, Inc.	4,973	399,730
Commerce Bancshares, Inc.	4,341	234,023
Cullen/Frost Bankers, Inc.	1,877	232,222
East West Bancorp, Inc.	5,242	559,321
Fifth Third Bancorp	21,972	954,903
First Citizens BancShares, Inc., Class A	279	523,931
First Horizon Corp.	16,091	359,473
Huntington Bancshares, Inc.	46,775	762,433
KeyCorp	40,641	746,982
M&T Bank Corp.	4,406	838,109
Pinnacle Financial Partners, Inc.	3,200	293,376
Popular, Inc.	2,241	257,065
Prosperity Bancshares, Inc.	3,286	225,781
Regions Financial Corp.	29,619	753,804
Southstate Bank Corp.	3,436	307,556
Webster Financial Corp.	4,934	294,066
Western Alliance Bancorp	3,253	265,217
Wintrust Financial Corp.	2,545	341,081
Zions Bancorp NA	6,628	352,809
		9,933,060

Beverages — 0.9%
Brown-Forman Corp., Class A	1,494	42,594
Brown-Forman Corp., Class B	6,118	177,300
Celsius Holdings, Inc.(1)	4,964	203,226
Coca-Cola Consolidated, Inc.	1,837	299,339
Constellation Brands, Inc., Class A	2,893	394,547
Keurig Dr. Pepper, Inc.	22,424	625,630
Molson Coors Beverage Co., Class B	7,593	353,150
Primo Brands Corp., Class A	8,662	135,907
		2,231,693
Biotechnology — 2.0%
Biogen, Inc.(1)	4,678	851,817
BioMarin Pharmaceutical, Inc.(1)	6,586	368,355
Exelixis, Inc.(1)	12,367	546,250
Halozyme Therapeutics, Inc.(1)	5,332	380,705
Incyte Corp.(1)	5,927	619,134
Moderna, Inc.(1)	8,768	227,793
Neurocrine Biosciences, Inc.(1)	3,968	603,771
Revolution Medicines, Inc.(1)	5,057	393,232
United Therapeutics Corp.(1)	1,907	926,802
		4,917,859
Broadline Retail — 0.6%
Dillard's, Inc., Class A	164	109,890
eBay, Inc.	14,024	1,161,047
Ollie's Bargain Outlet Holdings, Inc.(1)	2,371	291,894
		1,562,831
Building Products — 2.0%
A.O. Smith Corp.	5,208	343,624
Advanced Drainage Systems, Inc.	3,489	531,654
Allegion PLC	3,482	578,116
Builders FirstSource, Inc.(1)	4,128	463,285
Carlisle Cos., Inc.	1,743	554,396
Fortune Brands Innovations, Inc.	4,277	220,822
Lennox International, Inc.	1,060	528,802
Masco Corp.	2,431	157,699
Modine Manufacturing Co.(1)	1,047	169,750
Owens Corning	4,069	460,774
Simpson Manufacturing Co., Inc.	1,823	305,134
UFP Industries, Inc.	2,267	210,808
Zurn Elkay Water Solutions Corp.	6,460	308,142
		4,833,006
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	609	163,717
Ameriprise Financial, Inc.	624	284,382
Carlyle Group, Inc.	10,304	561,877
Cboe Global Markets, Inc.	3,918	1,011,510
Evercore, Inc., Class A	1,324	423,773
FactSet Research Systems, Inc.	1,509	418,400
Franklin Resources, Inc.	11,811	266,811
Freedom Holding Corp.(1)	6	791
Hamilton Lane, Inc., Class A	1,518	188,133
Invesco Ltd.	14,349	350,833
Jefferies Financial Group, Inc.	6,695	385,364
LPL Financial Holdings, Inc.	3,184	1,133,631
MarketAxess Holdings, Inc.	959	157,171

Morningstar, Inc.	901	193,589
Northern Trust Corp.	8,798	1,155,529
Raymond James Financial, Inc.	5,822	911,376
Robinhood Markets, Inc., Class A(1)	5,608	720,572
SEI Investments Co.	3,660	295,948
State Street Corp.	9,852	1,172,585
Stifel Financial Corp.	3,639	443,958
T. Rowe Price Group, Inc.	6,617	677,448
Tradeweb Markets, Inc., Class A	2,825	307,530
		11,224,928
Chemicals — 2.5%
Albemarle Corp.	4,599	597,824
Axalta Coating Systems Ltd.(1)	7,681	231,429
CF Industries Holdings, Inc.	7,237	569,552
Corteva, Inc.	6,332	427,220
Dow, Inc.	20,111	479,647
DuPont de Nemours, Inc.	14,230	565,927
Eastman Chemical Co.	4,873	302,516
International Flavors & Fragrances, Inc.	6,224	432,443
LyondellBasell Industries NV, Class A	11,879	581,952
Mosaic Co.	11,398	279,137
NewMarket Corp.	190	145,071
PPG Industries, Inc.	8,549	855,242
RPM International, Inc.	5,361	574,967
Westlake Corp.	1,501	100,282
		6,143,209
Commercial Services and Supplies — 0.8%
Clean Harbors, Inc.(1)	1,626	370,013
MSA Safety, Inc.	1,503	242,434
Rollins, Inc.	10,442	641,974
Tetra Tech, Inc.	5,126	178,077
Veralto Corp.	6,318	639,508
		2,072,006
Communications Equipment — 0.7%
Ciena Corp.(1)	5,268	1,075,778
F5, Inc.(1)	2,326	556,286
		1,632,064
Construction and Engineering — 1.5%
AECOM	4,776	492,549
API Group Corp.(1)	5,818	230,160
Comfort Systems USA, Inc.	1,444	1,410,701
EMCOR Group, Inc.	1,987	1,222,144
Fluor Corp.(1)	6,890	295,788
		3,651,342
Construction Materials — 1.2%
Eagle Materials, Inc.	1,506	336,922
Martin Marietta Materials, Inc.	2,171	1,353,054
Vulcan Materials Co.	4,045	1,202,336
		2,892,312
Consumer Finance — 1.5%
Ally Financial, Inc.	9,852	406,888
Credit Acceptance Corp.(1)(2)	13	6,006
FirstCash Holdings, Inc.	1,233	195,319
OneMain Holdings, Inc.	5,848	362,751
SoFi Technologies, Inc.(1)	41,237	1,225,564

Synchrony Financial	18,645	1,442,377
		3,638,905
Consumer Staples Distribution & Retail — 3.0%
BJ's Wholesale Club Holdings, Inc.(1)	5,614	500,937
Casey's General Stores, Inc.	1,526	870,522
Dollar General Corp.	9,032	988,914
Dollar Tree, Inc.(1)	8,580	950,750
Kroger Co.	16,759	1,127,545
Maplebear, Inc.(1)	4,354	182,912
Performance Food Group Co.(1)	5,179	502,725
Sprouts Farmers Market, Inc.(1)	4,309	361,137
Sysco Corp.	16,240	1,237,488
Target Corp.	930	84,277
U.S. Foods Holding Corp.(1)	6,577	517,413
		7,324,620
Containers and Packaging — 1.2%
Amcor PLC	3,527	30,050
AptarGroup, Inc.	2,751	343,187
Avery Dennison Corp.	3,094	533,313
Ball Corp.	63	3,121
Crown Holdings, Inc.	4,475	433,314
International Paper Co.	13,582	536,217
Packaging Corp. of America	3,573	729,142
Smurfit WestRock PLC	6,106	217,923
		2,826,267
Distributors — 0.4%
Genuine Parts Co.	4,358	568,283
LKQ Corp.	5,310	157,654
Pool Corp.	1,402	341,527
		1,067,464
Diversified Consumer Services — 0.3%
ADT, Inc.	18,395	151,759
H&R Block, Inc.	3,893	163,973
Service Corp. International	4,668	370,779
		686,511
Diversified Telecommunication Services — 0.0%
Frontier Communications Parent, Inc.(1)	2,787	105,683
GCI Liberty, Inc., Class A(1)	138	4,601
		110,284
Electric Utilities — 3.3%
Alliant Energy Corp.	6,165	428,283
Edison International	7,763	457,163
Entergy Corp.	14,421	1,406,336
Evergy, Inc.	5,923	459,921
Eversource Energy	9,158	615,235
Exelon Corp.	8,693	409,614
FirstEnergy Corp.	10,617	506,643
IDACORP, Inc.	1,123	147,989
NRG Energy, Inc.	5,371	910,331
OGE Energy Corp.	6,636	303,796
PG&E Corp.	35,501	572,276
Pinnacle West Capital Corp.	3,893	353,718
PPL Corp.	18,826	694,679
Xcel Energy, Inc.	10,065	826,437
		8,092,421

Electrical Equipment — 2.2%
Acuity, Inc.	1,270	465,353
AMETEK, Inc.	2,504	495,516
Bloom Energy Corp., Class A(1)	6,091	665,381
Generac Holdings, Inc.(1)	2,171	329,189
Hubbell, Inc.	1,977	852,937
Nextpower, Inc., Class A(1)	4,901	449,030
nVent Electric PLC	4,832	518,329
Rockwell Automation, Inc.	3,970	1,571,564
		5,347,299
Electronic Equipment, Instruments and Components — 2.5%
Arrow Electronics, Inc.(1)	1,876	202,627
CDW Corp.	4,869	702,207
Cognex Corp.	4,389	167,221
Fabrinet(1)	1,581	726,327
Flex Ltd.(1)	20,309	1,200,465
Jabil, Inc.	4,758	1,002,558
Keysight Technologies, Inc.(1)	5,397	1,068,336
Littelfuse, Inc.	513	131,338
TD SYNNEX Corp.	2,318	353,449
Vontier Corp.	4,795	173,963
Zebra Technologies Corp., Class A(1)	1,549	391,510
		6,120,001
Energy Equipment and Services — 0.6%
Baker Hughes Co.	8,129	408,076
NOV, Inc.	331	5,084
Patterson-UTI Energy, Inc.	15	87
SLB Ltd.	3,834	138,944
TechnipFMC PLC	20,721	937,833
		1,490,024
Entertainment — 2.0%
Electronic Arts, Inc.	6,748	1,363,298
Liberty Media Corp.-Liberty Formula One, Class A(1)	618	54,310
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,978	477,788
Liberty Media Corp.-Liberty Live, Class A(1)	584	44,921
Liberty Media Corp.-Liberty Live, Class C(1)	1,038	82,220
Live Nation Entertainment, Inc.(1)	4,488	589,948
Roku, Inc.(1)	2,415	233,748
Take-Two Interactive Software, Inc.(1)	2,999	737,964
Warner Bros Discovery, Inc.(1)	59,044	1,417,056
		5,001,253
Financial Services — 1.3%
Affirm Holdings, Inc.(1)	4,265	302,602
Block, Inc.(1)	5,476	365,797
Corpay, Inc.(1)	2,452	725,302
Enact Holdings, Inc.	666	25,781
Equitable Holdings, Inc.	9,838	459,336
Essent Group Ltd.	3,105	194,870
Fiserv, Inc.(1)	1,949	119,805
Jack Henry & Associates, Inc.	2,180	380,366
MGIC Investment Corp.	10,046	284,804
Shift4 Payments, Inc., Class A(1)(2)	544	40,136
Voya Financial, Inc.	3,222	226,507
		3,125,306

Food Products — 2.5%
Archer-Daniels-Midland Co.	13,314	808,692
Bunge Global SA	5,342	513,206
Campbell's Co.	4,904	149,474
Darling Ingredients, Inc.(1)	270	9,885
General Mills, Inc.	15,046	712,428
Hershey Co.	3,787	712,259
Hormel Foods Corp.	10,497	243,635
Ingredion, Inc.	2,899	311,759
Kellanova	10,524	880,227
Kraft Heinz Co.	26,588	678,260
Lamb Weston Holdings, Inc.	4,587	270,908
Pilgrim's Pride Corp.	2,149	81,748
Post Holdings, Inc.(1)	730	75,942
Tyson Foods, Inc., Class A	9,336	541,955
		5,990,378
Gas Utilities — 0.4%
Atmos Energy Corp.	4,532	799,309
National Fuel Gas Co.	3,074	253,451
Southwest Gas Holdings, Inc.	577	47,920
		1,100,680
Ground Transportation — 1.2%
JB Hunt Transport Services, Inc.	3,594	625,212
Knight-Swift Transportation Holdings, Inc.	4,960	227,168
Old Dominion Freight Line, Inc.	3,367	455,522
Ryder System, Inc.	2,040	353,349
Saia, Inc.(1)	1,180	332,241
U-Haul Holding Co.(1)	456	24,008
U-Haul Holding Co.	4,556	219,189
XPO, Inc.(1)	4,587	651,629
		2,888,318
Health Care Equipment and Supplies — 3.5%
Align Technology, Inc.(1)	2,657	391,084
Baxter International, Inc.	15,578	291,932
Cooper Cos., Inc.(1)	5,558	433,135
Dexcom, Inc.(1)	11,666	740,441
Edwards Lifesciences Corp.(1)	6,741	584,242
GE HealthCare Technologies, Inc.	10,691	855,173
Globus Medical, Inc., Class A(1)	4,568	415,871
Hologic, Inc.(1)	7,111	533,112
IDEXX Laboratories, Inc.(1)	690	519,487
Insulet Corp.(1)	2,273	743,703
Masimo Corp.(1)	1,029	146,560
ResMed, Inc.	4,944	1,264,824
STERIS PLC	3,633	967,395
Zimmer Biomet Holdings, Inc.	5,687	554,596
		8,441,555
Health Care Providers and Services — 2.0%
Centene Corp.(1)	16,314	641,793
Chemed Corp.	519	227,940
DaVita, Inc.(1)	1,409	168,629
Encompass Health Corp.	3,948	458,836
Ensign Group, Inc.	2,278	422,660
Hims & Hers Health, Inc.(1)(2)	5,871	233,431
Humana, Inc.	2,682	659,155

Labcorp Holdings, Inc.	2,779	746,940
Molina Healthcare, Inc.(1)	1,658	245,815
Tenet Healthcare Corp.(1)	2,391	518,464
Universal Health Services, Inc., Class B	2,157	525,510
		4,849,173
Health Care Technology — 0.4%
Doximity, Inc., Class A(1)	4,216	216,871
Veeva Systems, Inc., Class A(1)	3,194	767,486
		984,357
Hotels, Restaurants and Leisure — 2.2%
Aramark	7,197	267,513
Boyd Gaming Corp.	2,528	210,582
Carnival Corp.(1)	46,295	1,193,485
Churchill Downs, Inc.	2,083	227,235
Darden Restaurants, Inc.	3,623	650,618
Dutch Bros, Inc., Class A(1)	4,287	251,261
Expedia Group, Inc.	3,976	1,016,624
Las Vegas Sands Corp.	4,425	301,608
MGM Resorts International(1)	4,611	162,722
Norwegian Cruise Line Holdings Ltd.(1)	19,857	366,560
Texas Roadhouse, Inc.	2,494	437,074
Vail Resorts, Inc.	1,067	149,604
Wyndham Hotels & Resorts, Inc.	2,656	194,419
		5,429,305
Household Durables — 2.6%
DR Horton, Inc.	8,293	1,318,670
Garmin Ltd.	4,515	881,870
Lennar Corp., B Shares	302	37,324
Lennar Corp., Class A	4,363	572,862
Mohawk Industries, Inc.(1)	1,779	206,186
NVR, Inc.(1)	50	375,365
PulteGroup, Inc.	8,140	1,035,327
SharkNinja, Inc.(1)	937	91,423
Somnigroup International, Inc.	5,226	478,284
Taylor Morrison Home Corp.(1)	4,163	260,978
Toll Brothers, Inc.	3,727	521,146
TopBuild Corp.(1)	1,178	533,045
		6,312,480
Household Products — 0.5%
Church & Dwight Co., Inc.	8,989	765,503
Clorox Co.	2,630	283,882
Kimberly-Clark Corp.	1,753	191,288
		1,240,673
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	22,418	315,197
Brookfield Renewable Corp. (New York)	2	83
Clearway Energy, Inc., Class A	836	28,591
Clearway Energy, Inc., Class C	1,402	51,342
Talen Energy Corp.(1)	2,067	814,956
		1,210,169
Insurance — 6.1%
American Financial Group, Inc.	3,313	456,266
American International Group, Inc.	11,650	887,264
Arch Capital Group Ltd.(1)	12,443	1,168,647
Assurant, Inc.	2,213	504,918

Axis Capital Holdings Ltd.	3,882	396,896
Brown & Brown, Inc.	601	48,338
Cincinnati Financial Corp.	5,994	1,004,534
CNA Financial Corp.	911	42,589
Erie Indemnity Co., Class A	745	220,140
Everest Group Ltd.	1,734	544,979
Fidelity National Financial, Inc.	8,674	515,496
First American Financial Corp.	3,233	212,602
Globe Life, Inc.	3,752	505,507
Hartford Insurance Group, Inc.	10,946	1,499,930
Kinsale Capital Group, Inc.	678	260,962
Loews Corp.	5,385	580,880
Markel Group, Inc.(1)	358	744,798
Old Republic International Corp.	10,052	463,397
Primerica, Inc.	1,645	423,291
Principal Financial Group, Inc.	8,264	700,953
Prudential Financial, Inc.	10,210	1,105,233
Reinsurance Group of America, Inc.	1,949	370,057
RenaissanceRe Holdings Ltd.	2,020	527,563
RLI Corp.	2,512	154,890
Ryan Specialty Holdings, Inc.	3,997	232,106
Unum Group	7,129	541,590
W.R. Berkley Corp.	10,828	841,227
		14,955,053
Interactive Media and Services — 0.2%
Pinterest, Inc., Class A(1)	14,949	390,468
IT Services — 1.7%
Akamai Technologies, Inc.(1)	6,017	538,642
Amdocs Ltd.	3,600	275,328
Cognizant Technology Solutions Corp., Class A	14,725	1,144,280
EPAM Systems, Inc.(1)	1,872	350,064
Gartner, Inc.(1)	2,524	587,436
GoDaddy, Inc., Class A(1)	4,250	543,405
MongoDB, Inc.(1)	579	192,442
Twilio, Inc., Class A(1)	3,332	432,127
		4,063,724
Leisure Products — 0.2%
Hasbro, Inc.	2,506	206,995
Mattel, Inc.(1)	13,357	282,100
		489,095
Life Sciences Tools and Services — 2.1%
Agilent Technologies, Inc.	9,168	1,407,288
Bio-Rad Laboratories, Inc., Class A(1)	632	205,312
Bio-Techne Corp.	5,192	334,936
Charles River Laboratories International, Inc.(1)	1,289	229,622
IQVIA Holdings, Inc.(1)	3,553	817,226
Medpace Holdings, Inc.(1)	1,004	594,830
Waters Corp.(1)	2,201	887,927
West Pharmaceutical Services, Inc.	2,333	646,824
		5,123,965
Machinery — 3.8%
AGCO Corp.	2,886	305,801
Allison Transmission Holdings, Inc.	3,413	302,597
Chart Industries, Inc.(1)	603	122,982
Crane Co.	871	159,611

Donaldson Co., Inc.	5,126	460,827
Dover Corp.	4,457	825,793
Esab Corp.	697	78,231
Flowserve Corp.	5,446	388,572
Graco, Inc.	7,038	580,213
Ingersoll Rand, Inc.	201	16,148
ITT, Inc.	3,359	618,593
Lincoln Electric Holdings, Inc.	2,367	566,731
Mueller Industries, Inc.	4,414	484,966
Oshkosh Corp.	2,692	345,061
Pentair PLC	5,891	619,969
Snap-on, Inc.	2,145	729,407
SPX Technologies, Inc.(1)	1,672	359,547
Timken Co.	1,521	123,794
Toro Co.	3,075	214,450
Watts Water Technologies, Inc., Class A	1,018	280,846
Westinghouse Air Brake Technologies Corp.	4,149	865,274
Xylem, Inc.	6,315	888,331
		9,337,744
Media — 1.5%
Charter Communications, Inc., Class A(1)	3,025	605,363
Fox Corp., Class A	8,691	569,261
Fox Corp., Class B	5,680	330,917
Liberty Broadband Corp., Class A(1)	668	30,935
Liberty Broadband Corp., Class C(1)	4,459	206,407
New York Times Co., Class A	6,510	419,895
News Corp., Class A	14,661	376,494
News Corp., Class B	4,493	132,229
Nexstar Media Group, Inc., Class A	535	102,795
Omnicom Group, Inc.	2,296	164,440
Paramount Skydance Corp., Class B	25,670	411,233
Trade Desk, Inc., Class A(1)	8,922	352,954
		3,702,923
Metals and Mining — 1.4%
Alcoa Corp.	2,157	90,033
Commercial Metals Co.	5,283	336,950
Nucor Corp.	5,682	906,222
Reliance, Inc.	2,256	630,146
Royal Gold, Inc.	2,025	412,776
Steel Dynamics, Inc.	5,876	986,169
		3,362,296
Multi-Utilities — 1.7%
Ameren Corp.	6,148	653,840
CenterPoint Energy, Inc.	13,463	538,251
CMS Energy Corp.	7,732	583,302
Consolidated Edison, Inc.	8,722	875,340
DTE Energy Co.	4,751	651,029
NiSource, Inc.	10,422	459,923
Public Service Enterprise Group, Inc.	2,324	194,100
WEC Energy Group, Inc.	741	83,044
		4,038,829
Oil, Gas and Consumable Fuels — 5.8%
Antero Midstream Corp.	15,536	279,803
Antero Resources Corp.(1)	12,635	460,293
APA Corp.	15,802	394,576

Cheniere Energy, Inc.	6,603	1,376,461
Chord Energy Corp.	29	2,722
ConocoPhillips	2	177
Coterra Energy, Inc.	32,875	882,365
Devon Energy Corp.	29,549	1,095,086
DT Midstream, Inc.	3,535	429,361
EQT Corp.	22,200	1,351,092
Expand Energy Corp.	10,451	1,274,290
Hess Midstream LP, Class A	3,700	124,616
HF Sinclair Corp.	7,395	391,269
Occidental Petroleum Corp.	27,144	1,140,048
ONEOK, Inc.	3,612	263,026
Ovintiv, Inc.	13,178	539,771
Permian Resources Corp.	28,100	407,169
Range Resources Corp.	11,546	455,952
Targa Resources Corp.	7,851	1,376,359
Texas Pacific Land Corp.	761	657,725
Valero Energy Corp.	6,079	1,074,524
Viper Energy, Inc., Class A	3,601	131,545
		14,108,230
Passenger Airlines — 1.5%
Delta Air Lines, Inc.	20,518	1,315,204
Southwest Airlines Co.	23,017	801,222
United Airlines Holdings, Inc.(1)	14,765	1,505,439
		3,621,865
Personal Care Products — 0.4%
Estee Lauder Cos., Inc., Class A	5,290	497,630
Kenvue, Inc.	33,337	578,397
		1,076,027
Pharmaceuticals — 0.8%
Elanco Animal Health, Inc.(1)(2)	20,157	469,053
Jazz Pharmaceuticals PLC(1)	2,892	510,525
Royalty Pharma PLC, Class A	11,833	473,557
Viatris, Inc.	51,981	555,677
		2,008,812
Professional Services — 2.2%
Booz Allen Hamilton Holding Corp.	4,945	412,710
Broadridge Financial Solutions, Inc.	4,154	947,486
Concentrix Corp.	8	290
Equifax, Inc.	3,796	806,156
ExlService Holdings, Inc.(1)	2,804	111,403
Genpact Ltd.	6,291	277,181
KBR, Inc.	4,467	184,130
Leidos Holdings, Inc.	4,527	865,110
Paycom Software, Inc.	2,100	338,457
Paylocity Holding Corp.(1)	1,736	255,765
SS&C Technologies Holdings, Inc.	4,247	364,987
Verisk Analytics, Inc.	3,251	731,702
		5,295,377
Real Estate Management and Development — 0.9%
CBRE Group, Inc., Class A(1)	5,121	828,731
CoStar Group, Inc.(1)	11,910	819,408
Jones Lang LaSalle, Inc.(1)	1,365	444,567
		2,092,706

Semiconductors and Semiconductor Equipment — 2.7%
Amkor Technology, Inc.	4,791	174,345
First Solar, Inc.(1)	3,637	992,610
GLOBALFOUNDRIES, Inc.(1)	3,738	133,970
MKS, Inc.	918	143,566
Monolithic Power Systems, Inc.	1,167	1,083,174
ON Semiconductor Corp.(1)	17,126	860,410
Onto Innovation, Inc.(1)	1,840	263,414
Qnity Electronics, Inc.	6,671	540,951
Qorvo, Inc.(1)	3,854	331,020
Rambus, Inc.(1)	3,329	318,153
Skyworks Solutions, Inc.	6,728	443,712
Teradyne, Inc.	6,173	1,122,807
Universal Display Corp.	1,674	199,089
		6,607,221
Software — 1.0%
Bentley Systems, Inc., Class B	5,945	249,452
Bill Holdings, Inc.(1)	337	16,901
Docusign, Inc.(1)	7,465	517,698
Dolby Laboratories, Inc., Class A	2,456	165,657
Freshworks, Inc., Class A(1)	111	1,347
Manhattan Associates, Inc.(1)	2,598	458,417
Qualys, Inc.(1)	120	16,902
UiPath, Inc., Class A(1)(2)	12,630	175,052
Zoom Communications, Inc., Class A(1)	8,582	729,127
		2,330,553
Specialized REITs — 0.0%
Millrose Properties, Inc.	1,612	49,102
Specialty Retail — 2.7%
AutoNation, Inc.(1)	1,078	227,771
Best Buy Co., Inc.	8,848	701,469
Burlington Stores, Inc.(1)	1,986	500,929
Chewy, Inc., Class A(1)	4,505	156,639
Dick's Sporting Goods, Inc.	1,907	393,929
Floor & Decor Holdings, Inc., Class A(1)	4,233	269,304
GameStop Corp., Class A(1)	15,380	346,511
Gap, Inc.	12,372	334,910
Lithia Motors, Inc.	1,138	362,840
Murphy USA, Inc.	763	293,808
Penske Automotive Group, Inc.	792	128,082
Tractor Supply Co.	19,312	1,057,911
Ulta Beauty, Inc.(1)	1,620	872,905
Williams-Sonoma, Inc.	5,211	938,032
		6,585,040
Technology Hardware, Storage and Peripherals — 2.0%
Hewlett Packard Enterprise Co.	51,213	1,120,028
NetApp, Inc.	6,129	683,751
Pure Storage, Inc., Class A(1)	12,723	1,131,838
Super Micro Computer, Inc.(1)	11,475	388,429
Western Digital Corp.	10,073	1,645,223
		4,969,269
Textiles, Apparel and Luxury Goods — 1.2%
Amer Sports, Inc.(1)	3,407	126,502
Deckers Outdoor Corp.(1)	7,134	628,006
Levi Strauss & Co., Class A	5,195	114,446

Lululemon Athletica, Inc.(1)	2,577	474,632
Ralph Lauren Corp.	1,603	588,830
Tapestry, Inc.	7,739	845,718
VF Corp.	9,886	173,005
		2,951,139
Trading Companies and Distributors — 1.0%
Applied Industrial Technologies, Inc.	1,610	416,700
Core & Main, Inc., Class A(1)	5,787	279,744
MSC Industrial Direct Co., Inc., Class A	319	28,378
QXO, Inc.(1)(2)	18,717	350,570
SiteOne Landscape Supply, Inc.(1)	1,489	199,943
Watsco, Inc.	1,183	409,791
WESCO International, Inc.	2,032	543,377
WW Grainger, Inc.	268	254,233
		2,482,736
Water Utilities — 0.0%
American Water Works Co., Inc.	304	39,541
TOTAL COMMON STOCKS (Cost $226,016,057)		243,789,898
WARRANTS — 0.0%
Specialty Retail — 0.0%
GameStop Corp.(1) (Cost $—)	1,403	4,686
RIGHTS — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	52	322
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	225,691	225,691
State Street Navigator Securities Lending Government Money Market Portfolio(3)	469,656	469,656
TOTAL SHORT-TERM INVESTMENTS (Cost $695,347)		695,347
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $226,711,404)		244,490,253
OTHER ASSETS AND LIABILITIES — (0.1)%		(242,232)
TOTAL NET ASSETS — 100.0%		$244,248,021

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $922,605. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $959,427, which includes securities collateral of $489,771.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.